Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common Class A [Member]
Common Stock, Shares Authorized	214,000,000	214,000,000
Common shares, par value	$ 0.01	$ 0.01
Common Stock, Shares, Outstanding	35,447,370	35,188,323
Common Stock, Shares, Issued	35,447,370	35,188,323
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized	104,000	104,000
Common shares, par value	$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding	43,592	43,592
Preferred Stock, Shares Issued	43,592	43,592